Prepaid Expenses and Deposit to Vendors (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses

The Company is independent in setting up the selling price of each product.

	September 30, 2018	December 31, 2017
Individual components giving rise to prepaid expenses are as follows:
Professional fees, rent and other prepaid expenses	$44,066	$22,861
Third party vendor deposits	45,636	41,150
Total	$89,702	$64,011

The Company is independent in setting up the selling price of each product.

	December 31
	2017	2016
Individual components giving rise to prepaid expenses are as follows:
Professional fees, rent and other prepaid expenses	$22,861	$28,966
Third party vendor deposits	41,150	-
Total	$64,011	$28,966